Other Payables and Accrued Expenses (Details) - Schedule of Other Payables and Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables and Accrued Expenses [Abstract]
Employees and payroll accruals	$ 1,159	$ 907
Accrued expenses	2,236	1,276
Related parties	79	63
Total other payables and accrued expenses	$ 3,474	$ 2,246